ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2022
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

NOTE 7 — ADVANCE TO SUPPLIERS

In connection with the technological consulting services provided to Chinese universities / colleges for the “smart campus” projects as disclosed in Note 4, the Company made advance payment to suppliers for purchase of electronic sensors, smartboards, projectors, LED display panels, high definition classroom audio and sound system and other lab-based equipment. The balances of advance to suppliers were nil and $4.5 million as of December 31, 2022 and 2021, respectively. There was no allowance recorded as the Company considers all of the advances fully realizable.